Accounting policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Accounting policies
Accounting policies
Use of estimates
Preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Contract revenue
A substantial majority of the Company’s revenues are derived from dayrate based drilling contracts (which may include lump sum fees for mobilization and demobilization) and other service contracts. Both dayrate base and lump sum fee revenues are recognized ratably over the contract period when services are rendered. Under some contracts, the Company is entitled to additional payments for meeting or exceeding certain performance targets. Such additional payments are recognized when any uncertainties regarding achievements of such targets are resolved or upon completion of the drilling program.
In connection with drilling contracts, the Company may receive lump sum fees for the mobilization of equipment and personnel or for capital additions and upgrades prior to commencement of drilling services. These up-front fees are recognized as revenue over the original contract term, excluding any extension option periods.
In some cases, the Company may receive lump sum non-contingent fees or dayrate based fees from customers for demobilization upon completion of a drilling contract. Non-contingent demobilization fees are recognized as revenue over the original contract term, excluding any extension option periods not exercised by the Company's customers. Contingent demobilization fees are recognized as earned upon completion of the drilling contract.
Fees received from customers under drilling contracts for capital upgrades are deferred and recognized over the remaining contract term, excluding any extension option periods not exercised.
In certain countries in which the Company operates, taxes such as sales, use, value-added, gross receipts and excise may be assessed by the local government on the Company's revenues. The Company generally records tax-assessed revenue transactions on a net basis in the consolidated and combined carve-out statement of income.

Reimbursable revenue and expenses
Reimbursements received for the purchases of supplies, personnel services and other services provided on behalf of and at the request of the Company's customers in accordance with a contract or agreement are recorded as revenue. The related costs are recorded as reimbursable expenses in the same period.

Other revenues
Other revenues include amounts recognized as early termination fees under the offshore drilling contracts which have been terminated prior to the contract end date. Contract termination fees are recognized on a daily basis as and when any contingencies or uncertainties are resolved.
Other revenues also include revenues earned within the Company's Nigerian service company relating to certain services, including the provision of onshore and offshore personnel. During the year ended December 31, 2015, other revenues include Seadrill's drilling rigs West Jupiter and West Saturn and to services provided to Seadrill’s West Polaris drilling rig that was operating in Nigeria for the year ended December 31, 2013.

Mobilization and demobilization expenses
Mobilization costs incurred as part of a contract are capitalized and recognized as expense over the contract term, excluding any extension periods not exercised by the Company's customers. The costs of relocating drilling units that are not under contract are expensed as incurred.
Demobilization costs are costs related to the transfer of a vessel or drilling unit to a safe harbor or different geographic area and are expensed as incurred.

Vessel and rig operating expenses
Vessel and rig operating expenses are costs associated with operating a drilling unit that is either in operation or stacked, and include the remuneration of offshore crews and related costs, rig supplies, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where the Company operates the rigs and are expensed as incurred.

Repairs, maintenance and periodic surveys
Costs related to periodic overhauls of drilling units are capitalized under drilling units and amortized over the anticipated period between overhauls, which is generally five years. Related costs are primarily yard costs and the cost of employees directly involved in the work. Amortization costs for periodic overhauls are included in depreciation and amortization expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and are expensed as incurred.

Foreign currencies
The Company and all of its subsidiaries use the U.S. dollars as their functional currency because the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company’s reporting currency is also U.S. dollars.
Transactions in foreign currencies during a period are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency assets and liabilities are translated using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the consolidated statements of operations.

Gain on Bargain Purchase
When the fair value of the identifiable assets and liabilities acquired in a business combination is in excess of the sum of the fair value of consideration and the fair value of any retained non- controlling interest, the Company recognizes in earnings a gain on bargain purchase. Before recognizing any gain on bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed.

Earnings Per Unit
The Company computes earnings per unit using the two-class method set out in US GAAP. Any undistributed earnings for the period are allocated to the various unitholders in accordance with the cash distribution provisions contained in the Company's Operating Agreement across the common and subordinated members and incentive distribution right holders. Where distributions relating to the period are in excess of earnings, the deficit is also allocated according to the cash distribution model.
The sum of the distributed amounts and the allocation of the undistributed earnings or deficit to each class of unitholders is divided by the weighted average number of units outstanding during the period. Diluted earnings per unit, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional units that would then share in the Company's net earnings.

Current and non-current classification
Assets and liabilities are classified as current assets and liabilities respectively, if their maturity is within one year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.

Cash and cash equivalents
Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.

Receivables
Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. The Company establishes reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, the Company considers the financial condition of the customer as well as specific circumstances related to the receivable such as customer disputes. Receivable amounts determined as being unrecoverable are written off.

Drilling units
Rigs, vessels and related equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated economic useful life of the Company’s semi-submersibles, drillships and tender rigs, when new, is 30 years. Significant investments are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset’s value for its remaining useful life are capitalized and depreciated over the remaining life of the asset.
Drilling units that are acquired in business combinations are recognized at fair value on date of acquisition.
Cost of property and equipment sold or retired, with the related accumulated depreciation and write-downs are removed from the consolidated balance sheet, and resulting gains or losses are included in the consolidated statement of operations.

Favorable drilling contracts - intangible assets
Favorable drilling contracts are recorded as an intangible asset at fair value on the date of acquisition less accumulated amortization. The amortization is recognized in the statement of operations under "amortization of favorable contracts". The amounts of these assets are amortized on a straight-line basis over the estimated remaining economic useful life or contractual period.

Impairment of long-lived assets
The carrying value of long-lived assets that are held and used by the Company are reviewed for impairment whenever certain triggering events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposition. If the undiscounted future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value.

Derivative Financial Instruments and Hedging Activities
The Company’s interest-rate swap agreements are recorded at fair value, and are recorded within related party receivables/payables on the balance sheet when the counter party to the agreements is Seadrill, and within other current assets/liabilities when the counter party to the agreements is an external party. Changes in the fair value of interest-rate swap agreements, which have not been designated as hedging instruments, are recorded as a gain or loss as a separate line item within financial items in the statement of operations.

Income taxes
Seadrill Partners LLC is organized in the Republic of the Marshall Islands and resident in the United Kingdom for taxation purposes. The Company does not conduct business or operate in the Republic of the Marshall Islands, and is not subject to income, capital gains, profits or other taxation under current Marshall Islands law. As a tax resident of the United Kingdom the Company is subject to tax on income earned from sources within the United Kingdom. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently income taxes have been recorded in these jurisdictions when appropriate.
Significant judgment is involved in determining the provision for income taxes. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. The Company recognizes tax liabilities based on its assessment of whether its tax positions are more likely than not sustainable, based on the technical merits and considerations of the relevant taxing authority’s widely understood administrative practices and precedent.
Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules. Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards. A deferred tax asset is recognized only to the extent that it is more likely than not that future taxable profits will be available against which the asset can be utilized. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.

Deferred charges
Loan related costs, including debt issuance, arrangement fees and legal expenses, are capitalized and presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, and amortized over the term of the related loan and the amortization is included in interest expense.

Provisions
A provision is recognized in the balance sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence.

Equity allocation
Earnings attributable to unitholders of Seadrill Partners are allocated to all unitholders on a pro rata basis for the purposes of presentation in the Company’s consolidated and combined carve-out statements of changes in members’ capital. Earnings attributable to unitholders for any period are first reduced for any cash distributions for the period to be paid to the holders of the incentive distribution rights.
At the time of the IPO the equity attributable to unitholders was allocated using the hypothetical amounts which would be distributed to the various unitholders on a liquidation of the Company ("hypothetical liquidation method"). This method has also been used to account for issuances of common units by the Company, and the deemed distributions from equity which resulted from acquisitions of drilling units from Seadrill.
Pre-acquisition earnings presented which relates to entities acquired from Seadrill as part of common control transactions have been allocated to the Seadrill member interest. The Seadrill Member interest, and its rights to the incentive distribution rights, is owned by the predecessor owner of acquired entities, Seadrill.

Recently Adopted Accounting Standards
In September 2015, the Financial Accounting Standards Board (FASB) issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. The amendments in this update require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The guidance further requires that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date and present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The guidance will be effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years and early adoption is permitted. The Company has chosen to early adopt this standard in 2015. Please refer to "Note 3 - Business acquisitions".
The Company has adopted ASU 2015-03, Interest - Imputation of Interest, (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs as of June 30, 2015, which requires the debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts and premiums. This ASU is effective for the first interim period beginning after December 15, 2015 and early adoption is permitted. The Company has chosen to early adopt this ASU in the second quarter of 2015. As a result, the consolidated balance sheet as of December 31, 2014 has been retrospectively adjusted to reflect this change in accounting principle. $7.6 million of debt issuance costs have been reclassified from other current assets to a direct deduction from current portion of long-term debt and $70.8 million of debt issuance costs have been reclassified from other non-current assets to a direct deduction from long-term debt. As of December 31, 2015, $11.5 million of debt issuance costs have been presented as a direct deduction from the current portion of long-term debt and $46.6 million of debt issuance costs have been presented as a direct deduction from long-term debt. Refer also to Note 11 - Debt.
In April 2015, the FASB issued ASU 2015-06, Earnings Per Share (Topic 260) which includes the final version of Proposed ASU EITF -14A - Earnings Per Share - Effects on Historical Earnings per Unit of Master Limited Partnership Drop Down Transactions. The amendments in this update specify that for purposes of calculating historical earnings per unit under the two-class method, the earnings (losses) of a transferred business before the date of a drop down transaction should be allocated entirely to the general partner interest, and previously reported earnings per unit of the limited partners would not change as a result of a drop down transaction. This ASU is effective for the first interim period beginning after December 15, 2015 and early adoption is permitted. The Company has chosen to early adopt this ASU in the first quarter of 2015. However, the adoption of this standard by the Company does not have a material impact on its consolidated financial statements and related disclosures.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, to simplify the presentation of deferred income taxes in a classified statement of financial position. The update requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position as opposed to the current requirement to separate these into current and non-current amounts. As permitted by ASU 2015-17, the Company early-adopted this standard as at December 31, 2015 and applied it retrospectively to all periods presented. As a result the Company has presented all deferred tax liabilities and assets, as well as any related valuation allowance, as non-current for all periods presented in this annual report. The adoption of this guidance did not have a material impact on Company's consolidated financial statements and related disclosures.

Recently Issued Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. In April 2015 the FASB proposed to defer the effective date of the guidance by one year. Based on this proposal, public entities would need to apply the new guidance for annual and interim periods beginning after December 15, 2017, and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted until periods beginning after December 15, 2016. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance with regards to management's responsibility to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The ASU will be effective for all entities in the first annual period ending after December 15, 2016 (December 31, 2016 for calendar year-end entities) and early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which made targeted amendments to the current consolidation guidance that could affect all industries. The FASB issued this guidance to respond to stakeholders’ concerns about the current accounting for consolidation of certain legal entities. Financial statement users asserted that in certain situations in which consolidation is ultimately required, deconsolidated financial statements are necessary to better analyze the reporting entity’s economic and operational results. Previously, the FASB issued an indefinite deferral for certain entities to partially address those concerns. However, the amendments in this guidance rescind that deferral and address those concerns by making changes to the consolidation guidance. The ASU will be effective for public entities in the first annual period, and for interim periods thereafter, beginning after December 15, 2015 and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-07, Investments-Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting. The update eliminates the requirement that an investor retrospectively apply equity method accounting when an investment that it had accounted for by another method initially qualifies for use of the equity method. The guidance will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net). The update clarifies principal vs agent accounting of the new revenue standard. The guidance will be effective for annual and interim periods beginning after December 15, 2017, and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted until periods beginning after December 15, 2016. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The update simplifies the accounting for share based payment transactions. The guidance will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. The update provide more clarification about identifying performance obligations and licensing. The guidance will be effective for annual and interim periods beginning after December 15, 2017, and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted until periods beginning after December 15, 2016. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.